Schedule of options granted under each plan (Details) - shares		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted		1,885,625
2021 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted		619,167
2024 Enterprise Management Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted	3,868,250	4,020,750
2024 Red Cloud Holdings PLC Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option granted	704,250	704,250